SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018
Granted	60,857
Outstanding at December 31, 2018	60,857
Exercisable at December 31, 2018
Weighted-average exercise price
Outstanding at January 1, 2018
Granted	4.17
Outstanding at December 31, 2018	4.17
Exercisable at December 31, 2018
Weighted- average remaining contractual life (in months)
Outstanding at December 31, 2018	114 months
Aggregate intrinsic value
Outstanding
Exercisable at December 31, 2018